Condensed Combined and Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Mar. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, share authorized	10,000,000
Preferred stock, share issued	0
Preferred stock, share outstanding	0
Common share, par value	$ 0.0001	$ 0.0001
Common share, shares authorized	500,000,000	489,066,238
Common share, shares issued	56,455,376	38,590,381
Common share, shares outstanding	54,655,376	38,590,381
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, share authorized	10,000
Preferred stock, share issued	10,000
Preferred stock, share outstanding	10,000